Acquisitions and Other Transactions - Royalty on Youanmi Gold Mine - Australia (Details) - Royalty on Youanmi Gold Mine - Australia $ in Millions, $ in Millions	May 29, 2026 USD ($)	May 29, 2026 AUD ($)
Acquisitions and Other Transactions
Percentage of NSR acquired	1.00%	1.00%
Purchase price	$ 32.9	$ 47.0